Exhibit 99.1

World Omni Auto Receivables Trust 2024-C
Monthly Servicer Certificate
June 30, 2025

Dates Covered
Collections Period	06/01/25 - 06/30/25
Interest Accrual Period	06/16/25 - 07/14/25
30/360 Days	30
Actual/360 Days	29
Distribution Date	07/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/25	810,604,664.12	35,345
Yield Supplement Overcollateralization Amount 05/31/25	58,984,308.07	0
Receivables Balance 05/31/25	869,588,972.19	35,345
Principal Payments	33,980,640.65	819
Defaulted Receivables	1,944,330.98	61
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/25	55,806,466.82	0
Pool Balance at 06/30/25	777,857,533.74	34,465

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.51%
Prepayment ABS Speed	1.80%
Aggregate Starting Principal Balance	1,312,595,946.50	46,537

Delinquent Receivables:
Past Due 31-60 days	10,194,168.37	342
Past Due 61-90 days	3,126,970.65	98
Past Due 91-120 days	569,324.17	24
Past Due 121+ days	0.00	0
Total	13,890,463.19	464

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	1,090,973.48
Aggregate Net Losses/(Gains) - June 2025	853,357.50
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	1.18%
Prior Net Losses/(Gains) Ratio	0.69%
Second Prior Net Losses/(Gains) Ratio	0.04%
Third Prior Net Losses/(Gains) Ratio	0.59%
Four Month Average	0.63%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	7,000,717.80
Actual Overcollateralization	7,000,717.80
Weighted Average Contract Rate	6.73%
Weighted Average Contract Rate, Yield Adjusted	10.27%
Weighted Average Remaining Term	52.80

Flow of Funds	$ Amount
Collections	39,921,119.15
Investment Earnings on Cash Accounts	15,631.24
Servicing Fee	(724,657.48)
Transfer to Collection Account	-
Available Funds	39,212,092.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,825,501.58
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	141,648.00
(5) Noteholders' Second Priority Principal Distributable Amount	7,291,688.40
(6) Class C Interest	73,094.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,160,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,000,717.80
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,719,443.13

Total Distributions of Available Funds	39,212,092.91

Servicing Fee	724,657.48
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,156,070,000.00
Original Class B	36,320,000.00
Original Class C	18,160,000.00

Total Class A, B, & C
Note Balance @ 06/16/25	803,309,222.14
Principal Paid	32,452,406.20
Note Balance @ 07/15/25	770,856,815.94

Class A-1
Note Balance @ 06/16/25	0.00
Principal Paid	0.00
Note Balance @ 07/15/25	0.00
Note Factor @ 07/15/25	0.0000000%

Class A-2a
Note Balance @ 06/16/25	121,999,666.15
Principal Paid	13,928,071.33
Note Balance @ 07/15/25	108,071,594.82
Note Factor @ 07/15/25	54.0357974%

Class A-2b
Note Balance @ 06/16/25	162,259,555.99
Principal Paid	18,524,334.87
Note Balance @ 07/15/25	143,735,221.12
Note Factor @ 07/15/25	54.0357974%

Class A-3
Note Balance @ 06/16/25	403,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	403,000,000.00
Note Factor @ 07/15/25	100.0000000%

Class A-4
Note Balance @ 06/16/25	61,570,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	61,570,000.00
Note Factor @ 07/15/25	100.0000000%

Class B
Note Balance @ 06/16/25	36,320,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	36,320,000.00
Note Factor @ 07/15/25	100.0000000%

Class C
Note Balance @ 06/16/25	18,160,000.00
Principal Paid	0.00
Note Balance @ 07/15/25	18,160,000.00
Note Factor @ 07/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,040,243.58
Total Principal Paid	32,452,406.20
Total Paid	35,492,649.78

Class A-1
Coupon	5.36900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.78000%
Interest Paid	485,965.34
Principal Paid	13,928,071.33
Total Paid to A-2a Holders	14,414,036.67

Class A-2b
SOFR Rate	4.30385%
Coupon	4.77385%
Interest Paid	623,985.57
Principal Paid	18,524,334.87
Total Paid to A-2b Holders	19,148,320.44

Class A-3
Coupon	4.43000%
Interest Paid	1,487,741.67
Principal Paid	0.00
Total Paid to A-3 Holders	1,487,741.67

Class A-4
Coupon	4.44000%
Interest Paid	227,809.00
Principal Paid	0.00
Total Paid to A-4 Holders	227,809.00

Class B
Coupon	4.68000%
Interest Paid	141,648.00
Principal Paid	0.00
Total Paid to B Holders	141,648.00

Class C
Coupon	4.83000%
Interest Paid	73,094.00
Principal Paid	0.00
Total Paid to C Holders	73,094.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5114564
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.8079850
Total Distribution Amount	29.3194414

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.4298267
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	69.6403567
Total A-2a Distribution Amount	72.0701834

A-2b Interest Distribution Amount	2.3458104
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	69.6403567
Total A-2b Distribution Amount	71.9861671

A-3 Interest Distribution Amount	3.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6916667

A-4 Interest Distribution Amount	3.7000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7000000

B Interest Distribution Amount	3.9000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.9000000

C Interest Distribution Amount	4.0250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.0250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	224.69
Noteholders' Third Priority Principal Distributable Amount	559.59
Noteholders' Principal Distributable Amount	215.72

Account Balances	$ Amount
Reserve Account
Balance as of 06/16/25	3,026,385.22
Investment Earnings	10,575.65
Investment Earnings Paid	(10,575.65)
Deposit/(Withdrawal)	-
Balance as of 07/15/25	3,026,385.22
Change	-

Required Reserve Amount	3,026,385.22